Organization and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Summary of estimated useful lives of property and equipment	10 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Summary of estimated useful lives of property and equipment	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Summary of estimated useful lives of property and equipment	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Summary of estimated useful lives of property and equipment	25 years